August 23, 2018

Robert M. Kurucza 202.346.4151 rkurucza@goodwinlaw.com	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

August 23, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	North Square Investments Trust (the “Registrant”)
Initial Registration Statement on Form N-1A
File No. 811 -

Ladies and Gentleman:

On August 13, 2018, Oak Ridge Investments, LLC (“Oak Ridge”) announced that it had entered into Asset Purchase and Fund Adoption Agreements (“Agreements”) with North Square Investments, LLC (“North Square”) for the sale of certain of the distribution- and asset management-related business assets of Oak Ridge (the “Acquisition”).  As part of the transactions contemplated by the Agreements, the seven mutual funds currently advised by Oak Ridge listed on Schedule A attached hereto (the “Existing Funds”), which are series of Investment Managers Series Trust (“IMST”), will be “adopted” by North Square Investments Trust, a newly formed Delaware statutory trust (the “Registrant”).  The Registrant was formed in order to succeed to all of the assets and liabilities of the Existing Funds, subject to all required approvals under the Investment Company Act of 1940 (the “1940 Act”).

To this end, in connection with the registration of the Registrant as an investment company under the 1940 Act and its registration of securities under the Securities Act of 1933 (the “1933 Act”), the Registrant has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”), including certain exhibits.  No fees are required in connection with this filing.  The Registrant also filed today a Notification of Registration under the 1940 Act on Form N-8A.  For the reasons discussed in this letter, the Registrant hereby requests selective review of and anticipates requesting accelerated effectiveness of the Registration Statement.1

1 See Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, 1933 Act Release No. 33-6510 (February 15, 1984).

August 23, 2018

Additional Background

Oak Ridge’s mutual fund and advisory business includes the management of the seven Existing Funds advised by it (some of which are sub-advised by unaffiliated sub-advisers); the Existing Funds are not related to any of the other series of IMST, all of which are advised by unaffiliated investment managers.

In order to effect the Acquisition and allow the continued, uninterrupted management of the Existing Funds in the manner that is believed to be most beneficial to shareholders, it is important that the Existing Funds be separated from the other existing series of IMST into a different registered investment company as promptly as possible.  To accomplish this separation, it is anticipated that the Board of Trustees of IMST (the “Existing Board”) will approve the reorganization of each Existing Fund into a new corresponding shell fund of the Registrant (the “Reorganization”), subject to shareholder approval.  In this regard, the Registrant will create and register seven new series, each of which will initially be a shell fund (the “New Funds”).  Each New Fund will correspond to an Existing Fund and will have an investment objective and investment strategies and policies, as well as class structures, that are identical to those of its corresponding Existing Fund.  In addition, following the Reorganization, North Square will contractually agree to maintain each New Fund’s total net operating expense ratio at a level not greater than the current total net operating expense ratio of the corresponding Existing Fund.

It is anticipated that following the Reorganization, (i) North Square will become the investment adviser for each of the New Funds, (ii) Oak Ridge, the Existing Funds’ current investment adviser, will become the sub-adviser to those New Funds that correspond to the Existing Funds for which Oak Ridge acts as the sole investment adviser, and (iii) the current unaffiliated sub-advisers to certain Existing Funds will continue to serve as sub-advisers to their respective corresponding New Funds.  Given this anticipated restructuring, the Reorganization is not expected to result in any changes to the portfolio managers who are responsible for the day-to-day investment of the assets of the Existing Funds.  In this regard, it is not expected that the Reorganization will result in a reduction in the level or quality of advisory services that the shareholders of the New Funds will receive compared to the advisory services that they currently receive as shareholders of the Existing Funds.

It is also anticipated that, following the Reorganization, the identity of certain service providers for the New Funds will be different as compared to those of the Existing Funds, and the members of the Board of Trustees of the Registrant (the “New Board”) will be different than those of the Existing Board.  In addition, both the New Trust and the Existing Trust are Delaware statutory trusts.  Accordingly, shares of the New Funds will have similar legal characteristics as those of the Existing Funds with respect to governance matters, including voting rights, accessibility, conversion rights, transferability and other related matters.

The Registrant and North Square also intend to apply for exemptive relief from the Commission to permit North Square, on behalf of the New Funds and subject to the approval of the New Board, including a majority of the independent members of the New Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and certain affiliated sub-advisers (the “Manager-of-Managers Structure”).  The Existing Funds do not currently have exemptive relief from the Commission to operate under a Manager-of-Managers Structure.

August 23, 2018

In sum, except for the limited differences described above, the only real change occurring as a result of the Reorganization is that each Existing Fund will be reorganized from IMST into the Registrant; nothing else of significance will change.  In light of those changes that are expected to occur, as described above, it is contemplated that a Prospectus/Proxy Statement on Form N-14 will be used to register the shares of each New Fund to be issued pursuant to the Reorganization and solicit the vote of shareholders of the Funds to approve a plan of reorganization.  It is desirous that each Existing Fund be reorganized into its corresponding New Fund as promptly as practicable to avoid any possible disruption and the transition as seamless as possible for shareholders, subject to shareholder approval of the Reorganization.

Request for Selective Review

The Registrant hereby requests selective review of the Registration Statement.  As noted above, each New Fund will have investment objectives and strategies, principal investments, and fundamental and non-fundamental investment policies, as well as multi-class arrangements, that are identical to those of its corresponding Existing Fund following the Reorganization.  In addition, following the Reorganization, North Square will contractually agree to maintain each New Fund’s total net operating expense ratio at a level not greater than the current total net operating expense ratio of the corresponding Existing Fund.

Except as noted below, all material information contained in the Registration Statement has been subject to prior review by the staff of the Commission and is substantially similar to that contained in IMST’s Post-Effective Amendment No. 888, filed on September 28, 2017, as supplemented, with respect to Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Disciplined Growth Fund, Oak Ridge Multi Strategy Fund and Oak Ridge Dividend Growth Fund and IMST’s Post-Effective Amendment No. 958, filed on July 27, 2018, as supplemented, with respect to Oak Ridge Global Resources & Infrastructure Fund.  IMST’s Post-Effective Amendment Nos. 888 and 958 were filed pursuant to Rule 485(b) under the 1933 Act for the purpose of adding certain financial information and/or making certain non-material changes to IMST’s registration statement.

Prospectuses and SAIs

•	References to the name of the trust have been changed from IMST to North Square Investments Trust.

•	References to the names of the Existing Funds have been changed as follows:

August 23, 2018

THE EXISTING FUNDS (series of Investment Managers Series Trust)	THE NEW FUNDS (series of North Square Investments Trust)
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund

•
References to the name of the investment adviser (and other identifying and related information) have been changed to reflect that North Square will replace Oak Ridge as the primary investment adviser to the New Funds, and Oak Ridge will assume a sub-adviser role for the following New Funds that correspond to the Existing Funds for which Oak Ridge acts as the sole investment adviser: North Square Oak Ridge Small Cap Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Oak Ridge Disciplined Growth Fund and North Square Multi Strategy Fund. Although not a change, the current sub-advisers to the three Existing Funds will continue to serve as sub-advisers to the corresponding New Funds.

•
References to the names (and other identifying and related information) of certain service providers, including the custodian and fund administrator, transfer agent and fund accountant, have been changed to reflect those of the new service providers for the New Funds.

•
Revised disclosure has been included (in the “Financial Highlights” section in the Prospectuses and in “The Trust and the Funds” section in the SAIs) indicating that each New Fund has adopted the performance, financial and other historical information of its corresponding Existing Fund.

•
Revised disclosure has been included (in the “Management of the Funds” section in both the Prospectuses and the SAIs) indicating that the Registrant and North Square intend to apply for exemptive relief from the Commission that would permit the New Funds to operate under a Manager-of-Managers Structure.

•
Revised disclosure has been included (in the “Management of the Funds” section in both the Prospectuses and the SAIs) to clarify and provide more detail and specificity regarding the respective services that North Square and the sub-advisers will provide to the New Funds under their contractual arrangements.

Prospectuses Only

•
Revised disclosure has been included in the “Performance” sections indicating that each New Fund has adopted the performance history of its corresponding Existing Fund and that the performance information shown for periods prior to the Reorganization reflects the performance of the corresponding Existing Funds.

August 23, 2018

•	Updated performance information has been included in the “Performance” sections.
•	Updated fee and expense information has been included in the Fee and Expense Tables and Expense Examples to reflect estimated fees and expenses for the New Funds’ current fiscal years.
•	The audited financial highlights for the fiscal year ended May 31, 2018 have been included for each Existing Fund with a May 31 fiscal year end.
•	Certain other non-material information has been updated or changed.

Statements of Additional Information Only

•	Disclosures regarding the Registrant’s formation and anticipated succession to the Existing Funds have been included.
•	References to the names (and other identifying and related information) of the trustees and the officers have been changed to reflect those of the new trustees and officers of the Registrant.
•	Revised disclosure has been included in the “General Information” section to more accurately describe the terms of the new governing instruments of the Registrant.
•	Certain other non-material information has been updated or changed.

Request for Acceleration

As noted above, it is anticipated that the Registrant will request accelerated effectiveness of the Registration Statement in accordance with Release No. 33-6510 (February 15, 1984).  We appreciate your consideration of these matters.  If you have any questions or require any additional information, please do not hesitate to contact me at the number referenced above or my colleague, Andrew L. Zutz at (202) 346-4116.  Otherwise, we will plan to call you next week to further discuss these matters.

Sincerely,

/s/ Robert M. Kurucza

Robert M. Kurucza

cc:	Alan E. Molotsky, North Square Investments, LLC Mark D. Goodwin, North Square Investments, LLC Andrew L. Zutz, Goodwin Procter LLP

Schedule A

1.	Oak Ridge Small Cap Growth Fund
2.	Oak Ridge International Small Cap Fund
3.	Oak Ridge Dynamic Small Cap Fund
4.	Oak Ridge Disciplined Growth Fund
5.	Oak Ridge Multi Strategy Fund
6.	Oak Ridge Dividend and Growth Fund
7.	Oak Ridge Global Resources & Infrastructure Fund